Debt - Additional Information (Detail)	0 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended								0 Months Ended			0 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended							0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended				9 Months Ended			9 Months Ended
	Dec. 27, 2012 USD ($)	Feb. 28, 2013 USD ($)	Aug. 31, 2012	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)		May 31, 2012 USD ($)	May 31, 2011 USD ($)	Aug. 02, 2012 Senior secured credit facility [Member] USD ($)	Aug. 02, 2012 Senior secured credit facility [Member] EUR (€)	Aug. 02, 2012 Senior secured credit facility [Member] Subsequent events [Member] USD ($)	Aug. 02, 2012 Senior secured credit facility [Member] Subsequent events [Member] EUR (€)	Aug. 02, 2012 Revolving Credit Facility [Member] USD ($)	Aug. 02, 2012 Revolving Credit Facility [Member] Subsequent events [Member] USD ($)	Aug. 02, 2012 Term loan facility, 25-Jul-17 [Member]	Aug. 02, 2012 Non Extended Term Loans [Member] USD ($)	Aug. 02, 2012 Non Extended Term Loans [Member] Subsequent events [Member] USD ($)	Aug. 02, 2012 Term loan facility, 25-Mar-15 [Member]	Feb. 28, 2013 Senior notes [Member] USD ($)	Feb. 28, 2013 Senior subordinated notes [Member] USD ($)	Oct. 02, 2012 Senior subordinated notes [Member] USD ($)	Aug. 02, 2012 Asset-based revolving credit facility [Member]	Feb. 28, 2013 Asset-based revolving credit facility [Member] USD ($)	May 31, 2012 Asset-based revolving credit facility [Member] USD ($)	May 31, 2011 Asset-based revolving credit facility [Member] USD ($)	Nov. 14, 2012 Asset-based revolving credit facility [Member] U.S. tranche [Member] USD ($)	Nov. 14, 2012 Asset-based revolving credit facility [Member] European borrower tranche [Member] USD ($)	Oct. 04, 2012 Joinder Agreement [Member] Term loan facility, 25-Jul-17 [Member] USD ($)	Oct. 04, 2012 Joinder Agreement [Member] Term loan facility, 25-Jul-17 [Member] EUR (€)	Aug. 08, 2012 6.500% senior notes due 2020 [Member] USD ($)	Feb. 28, 2013 6.500% senior notes due 2020 [Member]	Aug. 08, 2012 6.500% senior notes due 2020 [Member] Subsequent events [Member] USD ($)	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior notes [Member] USD ($)	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior notes [Member]	Oct. 02, 2012 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member] USD ($)	Feb. 28, 2013 6.500% senior notes due 2020 [Member] Senior subordinated notes [Member]	Feb. 28, 2013 U.S. dollar-denominated term loans [Member] One-month LIBOR [Member]	Feb. 28, 2013 U.S. dollar-denominated term loans [Member] Three-month LIBOR [Member]	May 31, 2012 U.S. dollar-denominated term loans [Member] Three-month LIBOR [Member]	Feb. 28, 2013 Euro-denominated term loans [Member] One-month LIBOR [Member]	Feb. 28, 2013 Euro-denominated term loans [Member] Three-month LIBOR [Member]	May 31, 2012 Euro-denominated term loans [Member] Three-month LIBOR [Member]	Feb. 28, 2013 Refinancing [Member] USD ($)	Feb. 28, 2013 10 3/8 Senior PIK Toggle Notes due 2017 [Member]	Aug. 31, 2012 11 1 /8% Senior PIK Toggle Notes due 2017 [Member] USD ($)	Aug. 08, 2012 11 1 /8% Senior PIK Toggle Notes due 2017 [Member] USD ($)	Oct. 02, 2012 10% Senior Notes [Member] USD ($)	Oct. 02, 2012 11.625% Senior Subordinated Notes Outstanding [Member] USD ($)
Debt Disclosure [Line Items]
Interest rate																				6.50%										6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%											45.12%	43.91%
Maturity year																				2020										2020	2020		2020	2020	2020	2020								2017
Percent of term loans subject to variable rate																																					55.00%			95.00%
Variable rate basis																																					0.20%	0.31%	0.47%	0.06%	0.12%	0.72%
Term loan payment in each year, Percentage		0.25%		0.25%			1.00%
Total amount of required payments under the term loan facilities				$ 25,200,000			$ 35,400,000
Currency conversion rate of 1 Euro		1.3084		1.3084			1.2441	1.4284
Revolving borrowing base		795,500,000		795,500,000			713,900,000
Long-term Debt, Remaining Commitment of Subsidiaries of Lehman Brothers Holding Inc.							22,300,000
Financing fees related to credit agreement		12,400,000		12,400,000			34,500,000
Payment of fees related to refinancing activities				(77,800,000)	0	[1]																																					70,700,000
Face value of bonds																					800,000,000.0									1,000,000,000.0		1,000,000,000.0	825,000,000.0		800,000,000.0										140,000,000.0	140,000,000.0	343,400,000	384,200,000
Toggle notes tender percentage			70.00%
Maturity period of term loan under the credit facility															Apr. 25, 2017	Dec. 24, 2014		Mar. 25, 2015	Aug. 01, 2020	Oct. 01, 2020		Jul. 25, 2017	Jul. 25, 2017
Loss on the retirement of bonds		0		155,200,000
Write off of deferred financing fees		3,400,000		17,100,000
Excess of term loan									1,007,200,000	631,300,000	1,007,200,000	631,300,000	165,000,000.0	165,000,000.0		200,000,000.0	200,000,000.0
Outstanding balance		5,978,400,000		5,978,400,000			5,827,800,000	6,020,300,000											1,825,000,000	800,000,000			0	0	0			392,700,000	32,900,000
New asset-based revolving credit facility																										400,000,000.0	100,000,000.0
Add-on to the extended U.S. dollar term loan	$ 730,000,000.0

[1]	Certain amounts have been adjusted to conform to the current presentation.